Loans from Third Parties (Tables)	12 Months Ended
Dec. 31, 2021
Loans From Third Parties [Abstract]
Schedule of loans from third parties
Loans from third parties	December 31, 2021	December 31, 2020

Sanya Guohong Municipal Projects Construction Co., Ltd.	$627,600	$766,500
Changshu Tongjiang Engineering Co., Ltd.	219,660	-
Zhang Miao	156,900	-
Pen Jing	156,900	-
Chen Guo	66,399	-
Chai Guirong	313,800	-
Hainan Boxinda Science Technology Partnership	52,718	-
Total	$1,593,977	$766,500